Financial Instruments - Schedule of Fair Value Hierarchy of Assets and Liabilities Measured At Fair Value On a Recurring Basis (Parenthetical) (Details) - Discount Rate, Measurement Input	Mar. 31, 2023	Mar. 31, 2022
Bottom of Range
Disclosure Of Fair Value Measurement Of Liabilities Towards Contingent Consideration
Contingent consideration discount rate	10.00%	8.00%
Top of Range
Disclosure Of Fair Value Measurement Of Liabilities Towards Contingent Consideration
Contingent consideration discount rate	15.00%	14.50%